Shareholders’ equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Shareholders’ equity

Note 16 — Shareholders’ equity

The Company was established under the laws of Cayman Islands on May 14, 2018 with authorized share of 50,000,000 ordinary shares of par value USD 0.001 each.

On October 21, 2022, the Company held an Extraordinary General Meeting of its stockholders of record. The Meeting approved amendments to increase the number of authorized Ordinary shares of the Company from USD 50,000 divided into 50,000,000 Ordinary shares of par value USD 0.001 each to USD 200,000 divided into 200,000,000 Ordinary shares of par value USD 0.001 each.

Share consolidation or reverse share split

On March 15, 2024, the Company held an Extraordinary General Meeting of its stockholders of record. The Meeting approved amendments to (i) every ten (10) shares of the Company’s ordinary share issued, par value of US$0.001, was consolidated into one (1) share of ordinary share, par value $0.01, and the authorized share capital of the Company was reduced from US$200,000 divided into 200,000,000 shares of a nominal or par value of US$0.0001 each to US$200,000 divided into 20,000,000 shares of a nominal or par value of US$0.01 each; (ii) increase the number of authorized Ordinary shares of the Company from US$200,000 divided into 20,000,000 shares of a nominal or par value of US$0.01 each to US$2,000,000 divided into 200,000,000 shares of a nominal or par value of US$0.01 each, by the creation of an additional 180,000,000 shares of a nominal or par value of US$0.01 each to rank pari passu in all respects with the existing shares in the capital of the Company.

On March 22, 2024, the Company’s share consolidation plan became effective.

On November 29, 2024, the Company held 2024 annual general meeting of shareholders. The Meeting approved amendments to (i) every 20 issued and unissued ordinary shares of a nominal or par value of US$0.01 each in the capital of the Company be consolidated into one (1) share of a nominal or par value of US$0.2 each such that following the Share Consolidation the authorized share capital of the Company will be changed from US$2,000,000 divided into 200,000,000 shares of a nominal or par value of US$0.01 each to US$2,000,000 divided into 10,000,000 shares of a nominal or par value of US$0.02 each; (ii) increase the authorized share capital of the Company from US$2,000,000 divided into 10,000,000 Consolidated Ordinary Shares of a nominal or par value of$0.2 each, to US$200,000,000 divided into 1,000,000,000 Consolidated Ordinary Shares of a nominal or par value of $0.2 each, by the creation of an additional 990,000,000 Consolidated Ordinary Shares.; (iii) the authorized share capital of the Company be changed to create a dual-class share structure by

a) re-designating 800,000,000 authorized Consolidated Class A Ordinary shares (including all the issued and outstanding Consolidated Class A Ordinary shares) into class A Class A Ordinary shares of a nominal or par value of US$0. 2 par value each (the “Class A Class A Ordinary shares”), and each Class A Ordinary Share shall be entitled to one (1) vote per Class A Ordinary Share; and

b) re-designating 200,000,000 authorized but unissued Consolidated Ordinary shares into class B Class A Ordinary shares of a nominal or par value of US$0.2 each (the “Class B Ordinary shares”), and each Class B Ordinary Share shall be entitled to 20 votes per Class B Ordinary Share (the “Variation of Share Capital”), such that immediately following the Variation of Share Capital, the authorized share capital of the Company shall be changed from US$200,000,000 divided into 1,000,000,000 Consolidated Ordinary shares to US$200,000,000 divided into 800,000,000 Class A Ordinary shares, and 200,000,000 Class B Ordinary shares;

On December 13, 2024, the Company’s share consolidation plan became effective.

As of December 31, 2024, the share capital of the Company is US$200,000,000 divided into 1,000,000,000 shares comprising of (i) 800,000,000 Class A Ordinary Shares of a par value of US$0.2 each, and (ii) 200,000,000 Class B Ordinary Shares of a par value of US$0.2 each. There is no limit on the number of shares of any class which the Company is authorized to issue. Each Class A Ordinary Share shall be entitled to one (1) vote per Class A Ordinary Share and each Class B Ordinary Share shall be entitled to 20 votes per Class B Ordinary Share.

The Company believes the share consolidation should be accounted for on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented.

On September 19, 2023, the Company’s Board approved the Company’s 2023 Equity Incentive Plan (the “2023 Plan”). The maximum aggregate number of ordinary shares that was issued under the 2023 Equity Incentive Plan was 38,750. The awards were granted in the form of share options, restricted shares, restricted share units and other local awards.

In 2024, the Company issued (i) 12,537,537 Class A ordinary shares and 10,000,000 Class B ordinary shares pursuant to the Convertible Note Purchase Agreements signed with certain investors and the parent company WiMi; (ii) 340,976 Class A ordinary shares pursuant to the Securities Purchase Agreements with certain investors and the parent company WiMi.

As of December 31, 2024, the Company had 13,136,546 Class A Ordinary shares and 10,000,000 Class B Ordinary shares issued and outstanding with a par value of USD 0.2 each.

Statutory reserve

The Company’s PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, the Company’s PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The Company’s PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange. As of December 31, 2023 and 2024, the Company’s PRC entities collectively attributed RMB 13,134,098 and RMB 8,152,694 (USD 1,134,146), of accumulated deficit for their statutory reserves, respectively. During the years ended December 31, 2023 and 2024, the Company’s PRC entities collectively attributed RMB 1,169,819 and RMB 1,419,689 (USD 197,497) to statutory reserves, respectively. During the years ended December 31, 2024, the disposal of subsidiary resulted in a decrease in statutory reserves of RMB 6,401,093 (USD 890,475)

Restricted assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC entities only out of its accumulated deficit, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s PRC entities.

As a result of the foregoing restrictions, the Company’s PRC entities are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulation in the PRC may further restrict the Company’s PRC entities from transferring funds to the Company in the form of dividends, loans and advances. As of December 31, 2024, amounts restricted are the paid-in-capital and statutory reserve of the Company’s PRC entities, which amounted to RMB 129,443,568 (USD 18,007,285).